As filed with the Securities and Exchange Commission on May 15, 2015

1933 Act Registration Number – 333- 148558

1940 Act Registration Number – 811-22164

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

___________________________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933☒

 Pre-Effective Amendment No. ____    ☐

 Post-Effective Amendment No. 22       ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940☒

 Amendment No. 25 ☒

(Check appropriate box or boxes.)

___________________________________

PSP Family of Funds

(Exact Name of Registrant as Specified in Charter)

1345 Avenue of Americas

3rd Floor,

New York, NY 10105

 (Address of Principal Executive Offices) (Zip Code)

(888) 523-4233

(Registrant’s Telephone Number, including Area Code)

Sean McCooey

1345 Avenue of Americas

3rd Floor

New York, NY 10105

 (Name and Address of Agent for Service)

with a copy to:

Jeffrey T. Skinner, Esq.

Kilpatrick Townsend & Stockton LLP

1001 W. Fourth Street

Winston-Salem, NC 27101

Phone: (336) 607-7512

Fax: (336) 734-2608

It is proposed that this filing will become effective (check appropriate box):

☒ Immediately upon filing pursuant to paragraph (b)	☐ On (date), pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

EXPLANATORY NOTE

This Post-Effective Amendment No. 22 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 21 filed May 4, 2015 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 22 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 15th day of May, 2015.

ETFIS SERIES TRUST I
(Registrant)
By:	/s/ Sean McCooey
Sean McCooey, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

_/s/ Sean McCooey __________

May 15, 2015

Sean McCooey, President and Treasurer **

Date

/s/ Edward J. Breslin *

May 15, 2015

Edward J. Breslin, Trustee

Date

/s/ Paul S. Buckley *

May 15, 2015

Paul S. Buckley, Trustee

Date

/s/ Alfred E. Smith IV *

May 15, 2015

Alfred E. Smith IV, Trustee

Date

/s/Sean McCooey

May 15, 2015

* By Sean McCooey, Attorney-in-Fact

Date

**Mr. McCooey is the principal executive officer and the principal financial officer of the Trust.

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase